PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Index Solution 2065 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.9%
82,211
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
$ 4,117,259
2.9
Total Exchange-Traded
Funds
(Cost $4,041,444)
4,117,259
2.9
MUTUAL FUNDS : 97.0%
Affiliated Investment Companies : 97.0%
151,755  Voya U.S. Bond Index
Portfolio - Class I
1,415,879
1.0
574,864  Voya VACS Index
Series EM Portfolio
7,053,576
5.0
2,857,420  Voya VACS Index
Series I Portfolio
34,317,615
24.5
793,847  Voya VACS Index
Series MC Portfolio
9,772,260
7.0
5,445,236  Voya VACS Index
Series S Portfolio
77,594,611
55.5
471,192  Voya VACS Index
Series SC Portfolio
5,578,919
4.0
Total Mutual Funds
(Cost $112,414,303)
135,732,860
97.0
Total Long-Term
Investments
(Cost $116,455,747)
139,850,119
99.9
Total Investments in
Securities
(Cost $116,455,747) $ 139,850,119 99.9
Assets in Excess of
Other Liabilities 86,398 0.1
Net Assets $ 139,936,517 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Index Solution 2065 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 4,117,259 $ — $ — $ 4,117,259
Mutual Funds 135,732,860 — — 135,732,860
Total Investments, at fair value $ 139,850,119 $ — $ — $ 139,850,119
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya U.S. Bond Index Portfolio -
Class I
$ 998,598 $ 1,731,614 $ (1,335,926) $ 21,593 $ 1,415,879 $ 41,093 $ 10,186 $ —
Voya VACS Index Series EM
Portfolio
5,215,406 2,273,963 (1,051,874) 616,081 7,053,576 208,146 75,788 —
Voya VACS Index Series I Portfolio
22,077,330 10,427,111 (891,831) 2,705,005 34,317,615 677,480 114,288 —
Voya VACS Index Series MC
Portfolio
5,596,323 4,956,165 (1,507,991) 727,763 9,772,260 74,854 188,591 26,191
Voya VACS Index Series S
Portfolio
47,608,520 24,683,382 (4,447,550) 9,750,259 77,594,611 831,660 1,353,649 319,869
Voya VACS Index Series SC
Portfolio
5,751,614 2,048,709 (2,350,970) 129,566 5,578,919 88,300 167,885 45,448
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
1,346,895 2,696,054 — 74,310 4,117,259 88,088 — —
$ 88,594,686 $ 48,816,998 $ (11,586,142) $ 14,024,577 $ 139,850,119 $ 2,009,621 $ 1,910,387 $ 391,508
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 23,394,372
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 23,394,372